Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Current assets
Cash and cash equivalents	$ 8,308,884	$ 14,321,433
Term deposits	9,656,320	3,694,415
Other amounts receivable	7,064	87,960
Prepaid expenses	33,966	32,237
Total current assets	18,006,234	18,136,045
Exploration and evaluation assets	236,887	199,848
Property and equipment		1,079
Royalty receivable	3,969,356	3,540,753
Investments	10,280	60,057
Total assets	22,222,757	21,937,782
Current liabilities
Accounts payable and accrued liabilities	46,056	48,303
Amounts payable to related parties	31,467	39,865
Current income tax liability	2,834,277	2,751,000
Total current liabilities	2,911,800	2,839,168
Deferred tax liability	55,000	42,000
Total liabilities	2,966,800	2,881,168
EQUITY
Share capital	43,833,127	44,356,316
Equity reserves	1,192,691	1,182,299
Accumulated other comprehensive income	4,611	23,808
Accumulated deficit	(25,784,792)	(26,516,129)
Equity Attributable to Shareholders of the Company	19,245,637	19,046,294
Equity Attributable to Non-Controlling Interests	10,320	10,320
Total Equity	19,255,957	19,056,614
Total Liabilities and Equity	$ 22,222,757	$ 21,937,782